Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended	12 Months Ended
	Jun. 24, 2015	Dec. 24, 2014	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Mar. 25, 2015	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Disclosure Other Gains And Charges [Abstract]
Litigation								$ (2,753)	$ 39,500	$ 0
Restaurant impairment charges	$ 1,500	$ 700	$ 3,200		$ 1,300			2,255	4,502	5,276
Restaurant closure charges								1,736	3,413	3,637
Severance and other benefits	900	$ 300	$ 1,000	$ 700	$ 200	$ 200		1,182	2,140	2,235
Acquisition costs	$ 1,100							1,100	0	0
Loss (gain) on the sale of assets, net							$ 1,093	1,093	(608)	(11,228)
Impairment of franchise rights								440	0	0
Impairment of liquor licenses								205	0	170
Loss on extinguishment of debt								0	0	15,768
Other								(494)	277	1,442
Other gains and charges								$ 4,764	$ 49,224	$ 17,300